Share capital	12 Months Ended
Sep. 30, 2025
Share capital.
Share capital

22.    Share capital

As of September 30, 2025, the total number of ordinary shares of the Company outstanding is 15,291,767 with a par value of $0.0025.

	Number of ordinary	Share capital
	shares	$
September 30, 2022 – par value $0.0025	4,877,046	12,192
Warrants exercised	—	—
Shares issued	1,665,124	4,163
September 30, 2023 – par value $0.0025	6,542,170	16,355

Warrants exercised	—	—
Shares issued	5,003,184	12,508
September 30, 2024 – par value $0.0025	11,545,354	28,863

Warrants exercised	512,820	1,282
Shares issued	3,233,593	8,084
September 30, 2025 – par value $0.0025	15,291,767	38,229